Earnings Per Share (Details) - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Employee Stock Option
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	265,694	1,315	1,000
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	16,562	589,658	267,236
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	95,134	0	0